Organization and Principal Activities	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and principal activities
(a)	Principal activities

Canaan Inc. (the “Company”), an exempted company with limited liability incorporated in the Cayman Islands and its subsidiaries are collectively referred to as the “Group”. The Group are principally engaged in integrated circuit (the “IC”) design and sale and lease of final system products by integrating its IC products for Bitcoin mining and related components in the People’s Republic of China (the “PRC”) and other countries and regions. The Group utilizes third-party suppliers to fabricate, package and test the IC products.

As of December 31, 2019, the Company’s subsidiaries are as follows:

Name of subsidiaries	Date of incorporation	Place of incorporation	Equity interest held	Principal activities
Canaan Creative (HK) Holdings Limited	February 22, 2018	Hong Kong	100%	Research and development of ICs
Hangzhou Canaan Creative Information Technology Co., Ltd.	April 9, 2013	Hangzhou, China	100%	Research and development of ICs
Canaan Creative Co., Ltd.	April 1, 2013	Beijing, China	100%	Research and development of ICs
Langfang Creative Technology Co., Ltd.	May 15, 2014	Langfang, China	100%	Assembly of system products
Hangzhou Ruihong Technology Co., Ltd.	June 30, 2015	Hangzhou, China	100%	Supply chain and distribution of system products
Hangzhou Lifeng Intelligence Agriculture Co., Ltd.	November 13, 2015	Hangzhou, China	100%	Distribution of system products
Hangzhou Canaan Blockchain Technology Co., Ltd.	November 11, 2016	Hangzhou, China	100%	Research and development of ICs
Canaan Convey Co., Ltd.	November 2, 2017	Beijing, China	100%	International distribution of system products
Zhejiang Avalon Technology Co., Ltd.	December 5, 2017	Hangzhou, China	100%	Distribution of system products
Canaan Mingxin (Beijing) Technology Co., Ltd.	December 24, 2018	Beijing, China	100%	International distribution of system products
Hangzhou Canaan Chuangxin Technology Co., Ltd.	December 26, 2018	Hangzhou, China	100%	Research and development of ICs

(b)	Reorganization

Prior to the incorporation of the Company, the Group’s business was carried out by Hangzhou Canaan Creative Information Technology Co., Ltd. (“Hangzhou Canaan”) and its subsidiaries. Hangzhou Canaan was established by co-founders Mr. Zhang Nangeng (“Mr. Zhang”), Mr. Li Jiaxuan (“Mr. Li”) and Mr. Liu Xiangfu (“Mr. Liu”) (collectively, “Co-Founders”). To facilitate offshore financing, an offshore corporate structure was formed in March 2018 (the “Reorganization”), which was carried out as follows:

1)	On February 6, 2018, the Company was incorporated in the Cayman Islands by the Co-Founders.
2)	On February 22, 2018, Canaan Creative (HK) Holdings Limited (“Canaan HK”) was incorporated in Hong Kong with 100% ownership by the Company.
3)

On March 12, 2018, Mr. Kong Jianpin (“Mr. Kong”) entered into a share transfer agreement with WWXD Limited, a Hong Kong company wholly-owned by an independent third party, whereby WWXD Limited acquired 1% of equity interest in Hangzhou Canaan from Mr. Kong at a consideration of RMB7 million.

4)

On March 21, 2018, Canaan HK acquired the 1% equity interest in Hangzhou Canaan from WWXD Limited and the remaining 99% equity interest in Hangzhou Canaan from its other shareholders at an aggregate cash consideration of RMB692,051, which was recorded as deemed distribution to these shareholders. This deemed distribution reduced retained earnings with amount of RMB404,793, and in the absence of retained earnings, reduced additional paid-in capital with amount of RMB287,258. Hangzhou Canaan then became a wholly-owned subsidiary of Canaan HK. The acquisition of equity interest was financed by a borrowing with principal of HK$885,000 withdrawn from a facility provided by CMB International Financial Limited (“CMBI Finance”) (Note 10).

As the shareholdings in the Company and Hangzhou Canaan were with a high degree of common ownership immediately before and after the Reorganization, even though no single investor controlled Hangzhou Canaan or Canaan Inc., the transaction of the Reorganization was determined as recapitalization with lack of economic substance, and was accounted for in a manner similar to a common control transaction. Consequently, the financial information of the Group is presented on a carryover basis for all periods presented. The number of outstanding shares in the consolidated balance sheets, the consolidated statements of changes in shareholders’ equity, and per share information including the net earnings (loss) per share have been presented retrospectively as of the beginning of the earliest period presented on the consolidated financial statements to reflect the final shares issued in the Reorganization.

On November 21, 2019, the Company consummated its initial public offering (the “IPO”) on the Nasdaq Global Market, where 10,000,000 American Depositary Shares (“ADSs”) were issued at the price of US$9.00 per ADS for a total gross proceeds of US$90 million. Each ADS represents 15 Class A ordinary shares.